UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-126

ALLIANCEBERNSTEIN GROWTH and INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant?s telephone number, including area code:  (800) 221-5672

Date of fiscal year end:   October 31, 2005

Date of reporting period:   April 30, 2005


ITEM 1.     REPORTS TO STOCKHOLDERS.




[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein Growth & Income Fund


Large Cap Value


April 30, 2005


SEMI-ANNUAL REPORT

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

June 22, 2005

SEMI-ANNUAL REPORT

This report provides management's discussion of fund performance for AllianceBernstein Growth & Income Fund (the "Fund") for the semi-annual reporting period ended April 30, 2005.

INVESTMENT OBJECTIVE AND POLICIES

The objective of this open-ended fund is capital appreciation through investments primarily in dividend-paying common stocks of good quality, although the Fund may also invest in fixed-income and convertible securities.

INVESTMENT RESULTS

The table on page 4 shows the Fund's performance compared to its benchmark, the Russell 1000 Value Index, for the six- and 12-month periods ended April 30, 2005. Also included in the table are returns for the Fund's peer group, as represented by the Lipper Large-Cap Value Funds Average (the "Lipper Average"). Funds in the Lipper Average have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees.

The Fund underperformed its benchmark and its Lipper Large-Cap Value Fund peer group during both the six- and 12-month periods ended April 30, 2005. The Fund continues to maintain a lower-than-benchmark and lower-than-peer-group profile in winning "value" sectors like commodities (e.g., energy and basic materials) and interest-rate leveraged financials (e.g., Real Estate Investment Trusts (REITs) and regional banks). The Fund's Relative Value Investment Team (the "team") believes both areas of the market, which are large exposures in the Fund's benchmark, are expensive and prices have detached from fundamentals as speculators have become more involved in the short-term direction of stock prices. Some of the biggest winners in the Fund's portfolio have been energy holdings, and the team continues to reduce the Fund's exposure into individual company stock price strength. At the stock level, less than stellar stock selection in the health care, media and financials sectors was primarily responsible for the Fund's underperformance versus the benchmark during the six- and 12-month reporting periods. Specifically, large investments in American International Group (AIG) and Boston Scientific (BSX) were particularly nettlesome. Indeed, absent these investments, performance has been improving of late.

MARKET REVIEW AND INVESTMENT STRATEGY

The macroeconomic backdrop remains constructive for U.S. equities. Valuations still look reasonable, underpinned by moderating yet still-healthy gross domestic product (GDP) growth, record-high operating profit margins and free cash flows that should continue to fuel the broad-based recovery in capital spending and job growth.

Given the absence of significant industrial and economic stresses that typically create valuation anomalies, however, valuation spreads remain unusually tight between sectors and among stocks in the same industries. As a result, premium potential for active investment strategies appears more limited than usual.


_______________________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND   1


As has been the case since mid-2003, the Fund has been committed to large-cap quality companies with growth-at-a-reasonable-price characteristics. Although the earnings growth potential for these stocks is substantially higher than for the market overall, they're selling at low premiums in terms of forward price-to-earnings (P/E)--and at a material discount to the market based on estimates of their long-term earnings power.

The securities that the Fund's Relative Value Investment Team (the "team") buys and sells for the Fund are selected within the framework of the team's proprietary relative value investment process. For each of the large number of companies covered by AllianceBernstein's fundamental research analysts, the team systematically compares the relationship of a company's securities valuation to its forecast fundamental performance. The attractiveness of each security in this closely followed research universe is summarized by ranking stocks based on relative valuation and relative earnings estimate revision factors. In combination, the team believes that these factors provide a useful summary of relative stock price attractiveness based on the team's traditional fundamental research activities and provide an excellent foundation for our investment decisions.

While the team's definition of value is constant, its perception of value will depend on how the market is trading off the importance between the moving parts of its ranking system--relative valuation, relative earnings and relative price. As the Fund responds to shifts in the ranking system's perception of value, the team expects its characteristics to fairly consistently capture a very attractive relationship between portfolio valuation and prospective earnings growth.


_______________________________________________________________________________
2   ALLIANCEBERNSTEIN GROWTH & INCOME FUND


HISTORICAL PERFORMANCE


AN IMPORTANT NOTE ABOUT THE VALUE OF HISTORICAL PERFORMANCE

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class, Class R, Class K and Class I shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes.

BENCHMARK DISCLOSURE

The unmanaged Russell 1000 Value Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation. The Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. For the six- and 12-month periods ended April 30, 2005, the Lipper Large-Cap Value Funds Average consisted of 438 and 433 funds, respectively. These funds have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A WORD ABOUT RISK

The Fund's assets can be invested in foreign securities which may magnify asset value fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND   3


HISTORICAL PERFORMANCE
(continued from previous page)


                                                             Returns
THE FUND VS. ITS BENCHMARK                         ----------------------------
PERIODS ENDED APRIL 30, 2005                        6 Months         12 Months
-------------------------------------------------------------------------------
  AllianceBernstein Growth & Income Fund
    Class A                                           4.01%            5.83%
    Class B                                           3.74%            4.90%
    Class C                                           3.73%            4.89%
    Advisor Class                                     4.11%            6.05%
    Class R**                                         3.90%            5.60%
    Class K**                                        -4.46%*
    Class I**                                        -4.41%*

  Russell 1000 Value Index                            6.72%           13.92%

  Lipper Large-Cap Value Funds Average                4.63%            8.49%


*  Since Inception. The Class K and Class I share inception date is 3/1/05.

** Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class R shares is 11/03/03; the inception date for Class K and Class I shares is 3/1/05.

See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


_______________________________________________________________________________
4   ALLIANCEBERNSTEIN GROWTH & INCOME FUND


HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005
-------------------------------------------------------------------------------
                                             NAV Returns          SEC Returns
Class A Shares
1 Year                                              5.83%               1.41%
5 Years                                             2.27%               1.37%
10 Years                                           12.02%              11.56%

Class B Shares
1 Year                                              4.90%               0.90%
5 Years                                             1.50%               1.50%
10 Years(a)                                        11.30%              11.30%

Class C Shares
1 Year                                              4.89%               3.89%
5 Years                                             1.55%               1.55%
10 Years                                           11.19%              11.19%

Advisor Class Shares
1 Year                                              6.05%
5 Years                                             2.57%
Since Inception*                                   10.04%

Class R Shares+
1 Year                                              5.60%
Since Inception*                                    9.92%

Class K Shares+
Since Inception*                                   -4.46%

Class I Shares+
Since Inception*                                   -4.41%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
-------------------------------------------------------------------------------
Class A Shares
1 Year                                                                  1.40%
5 Years                                                                 2.24%
10 Years                                                               12.08%

Class B Shares
1 Year                                                                  0.81%
5 Years                                                                 2.29%
10 Years(a)                                                            11.87%

Class C Shares
1 Year                                                                  4.10%
5 Years                                                                 2.29%
10 Years                                                               11.70%


(a)  Assumes conversion of Class B shares into Class A shares after eight years.

* Inception dates: 10/1/96 for Advisor Class shares; 11/3/03 for Class R shares; 3/1/05 for Class K and Class I shares.

+    Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class R shares is 11/3/03; Class K and I shares is 3/1/05.


See Historical Performance disclosures on page 3.


_______________________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND   5


FUND EXPENSES


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                Beginning                 Ending
              Account Value           Account Value           Expenses Paid
            November 1, 2004         April 30, 2005           During Period*
          --------------------   ----------------------   ---------------------
          Actual  Hypothetical   Actual  Hypothetical**   Actual   Hypothetical
-------------------------------------------------------------------------------
Class A   $1,000     $1,000    $1,040.09    $1,019.93     $ 4.96      $ 4.91
Class B   $1,000     $1,000    $1,037.37    $1,016.27     $ 8.69      $ 8.60
Class C   $1,000     $1,000    $1,037.27    $1,016.31     $ 8.64      $ 8.55
Advisor
  Class   $1,000     $1,000    $1,041.11    $1,021.32     $ 3.54      $ 3.51
Class R   $1,000     $1,000    $1,038.98    $1,018.74     $ 6.17      $ 6.11
Class K+  $1,000     $1,000    $  955.38    $1,006.95     $ 1.24      $ 1.27
Class I+  $1,000     $1,000    $  955.90    $1,007.27     $ 0.93      $ 0.96


* Expenses are equal to the classes' annualized expense ratios of 0.98%, 1.72%, 1.71%, 0.70%, 1.22%, 0.77% and 0.58%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period/365.

** Assumes 5% return before expenses.

+ The account value and expenses for Class K and Class I shares are based on the period from March 1, 2005 (commencement of distribution) through April 30, 2005.


_______________________________________________________________________________
6   ALLIANCEBERNSTEIN GROWTH & INCOME FUND


PORTFOLIO SUMMARY
April 30, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $6,585.2


SECTOR BREAKDOWN*

    24.9%     Finance
    14.3%     Consumer Services
    10.2%     Energy
     9.7%     Technology
     9.4%     Consumer Staples
     9.2%     Health Care
     8.0%     Capital Goods
     6.5%     Utilities
     2.4%     Basic Industry
     1.9%     Transportation
     0.9%     Multi-Industry Companies
     0.8%     Consumer Manufacturing
     0.4%     Aerospace & Defense

     1.4%     Short-Term


TEN LARGEST HOLDINGS
April 30, 2005 (unaudited)

                                                                     Percent of
Company                                     U.S $ Value              Net Assets
-------------------------------------------------------------------------------
Microsoft Corp.                          $   325,003,800                 4.9%
General Electric Co.                         323,667,820                 4.9
Citigroup, Inc.                              283,882,592                 4.3
American International Group, Inc.           281,958,165                 4.3
Altria Group, Inc.                           211,217,500                 3.2
Viacom, Inc.                                 185,217,000                 2.8
J.P. Morgan Chase & Co.                      178,213,035                 2.7
Fannie Mae                                   175,067,750                 2.7
Home Depot, Inc.                             169,776,000                 2.6
ConocoPhillips                               167,403,510                 2.5
                                         $ 2,301,407,172                34.9%


* All data are as of April 30, 2005. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

_______________________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND   7


PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)


Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-99.6%

FINANCE-25.2%
Banking-Money Center-3.6%
J.P. Morgan Chase & Co.                                5,021,500 $  178,213,035
Wachovia Corp.*                                        1,100,000     56,298,000
                                                                 --------------
                                                                    234,511,035
                                                                 --------------
Banking-Regional-2.7%
Bank of America Corp.                                  2,542,800    114,527,712
North Fork Bancorporation, Inc.                        2,310,500     65,040,575
                                                                 --------------
                                                                    179,568,287
                                                                 --------------
Brokerage & Money Management-2.3%
Merrill Lynch & Co., Inc.*                             1,945,300    104,910,029
Morgan Stanley                                           850,000     44,727,000
                                                                 --------------
                                                                    149,637,029
                                                                 --------------
Insurance-8.7%
ACE, Ltd. (Bermuda)                                    3,301,700    141,841,032
AFLAC, Inc.                                              608,200     24,723,330
American International Group, Inc.                     5,544,900    281,958,165
Axis Capital Holdings, Ltd. (Bermuda)                  2,681,600     71,330,560
MetLife, Inc.*                                         1,371,900     53,366,910
                                                                 --------------
                                                                    573,219,997
                                                                 --------------
Mortgage Banking-2.6%
Fannie Mae                                             3,245,000    175,067,750
                                                                 --------------
Miscellaneous-5.3%
American Express Co.                                     331,500     17,470,050
Citigroup, Inc.                                        6,045,200    283,882,592
MBNA Corp.                                             2,422,500     47,844,375
                                                                 --------------
                                                                    349,197,017
                                                                 --------------
                                                                  1,661,201,115
                                                                 --------------
CONSUMER SERVICES-14.4%
Broadcasting & Cable-9.3%
Clear Channel Communications, Inc.                       601,500     19,211,910
Comcast Corp. Cl.A(a)                                  2,650,000     85,091,500
News Corp. Cl.A*                                       7,625,100    116,511,528
Time Warner, Inc.(a)*                                  8,991,000    151,138,710
Viacom, Inc. Cl.B                                      5,350,000    185,217,000
Westwood One, Inc.(a)                                  2,924,500     53,518,350
                                                                 --------------
                                                                    610,688,998
                                                                 --------------
Entertainment & Leisure-1.3%
Harley-Davidson, Inc.*                                 1,072,600     50,433,652
Royal Caribbean Cruises, Ltd.*                           850,000     35,717,000
                                                                 --------------
                                                                     86,150,652
                                                                 --------------
Restaurants & Lodging-0.2%
Wendy's International, Inc.*                             381,700     16,386,381
                                                                 --------------


_______________________________________________________________________________
8   ALLIANCEBERNSTEIN GROWTH & INCOME FUND


Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
Retail-General Merchandise-3.6%
Bed Bath & Beyond, Inc.(a)                               363,750 $   13,535,137
Home Depot, Inc.                                       4,800,000    169,776,000
Lowe's Cos., Inc.*                                     1,033,100     53,834,841
                                                                 --------------
                                                                    237,145,978
                                                                 --------------
                                                                    950,372,009
                                                                 --------------
ENERGY-10.2%
Domestic Integrated-0.3%
Occidental Petroleum Corp.*                              326,000     22,494,000
                                                                 --------------
Domestic Producers-1.3%
Noble Energy, Inc.*                                    1,375,000     88,165,000
                                                                 --------------
International-2.6%
BP Plc (ADR) (United Kingdom)*                           900,000     54,810,000
Exxon Mobil Corp.                                      2,000,000    114,060,000
                                                                 --------------
                                                                    168,870,000
                                                                 --------------
Oil Services-3.5%
Baker Hughes, Inc.                                     1,560,500     68,849,260
EnCana Corp (Canada)*                                    340,300     21,731,558
FMC Technologies, Inc.(a)*                               701,400     21,273,462
Nabors Industries, Ltd. (Barbados)(a)                    967,000     52,092,290
Schlumberger, Ltd. (Netherlands)                         938,650     64,213,047
                                                                 --------------
                                                                    228,159,617
                                                                 --------------
Miscellaneous-2.5%
ConocoPhillips                                         1,596,600    167,403,510
                                                                 --------------
                                                                    675,092,127
                                                                 --------------
Technology-9.8%
Communication Equipment-0.9%
QUALCOMM, Inc.                                         1,684,000     58,754,760
                                                                 --------------
Computer Services-1.7%
Fiserv, Inc.(a)                                        2,650,000    112,095,000
                                                                 --------------
Semi-Conductor Components-0.5%
Maxim Integrated Products, Inc.                          897,600     33,570,240
                                                                 --------------
Software-6.7%
Microsoft Corp.                                       12,846,000    325,003,800
Oracle Corp.(a)                                        4,947,600     57,194,256
Symantec Corp.(a)                                      3,163,000     59,401,140
                                                                 --------------
                                                                    441,599,196
                                                                 --------------
                                                                    646,019,196
                                                                 --------------
CONSUMER STAPLES-9.5%
Cosmetics-2.6%
Avon Products, Inc.                                    3,535,100    141,686,808
The Estee Lauder Cos., Inc. Cl.A*                        789,600     30,328,536
                                                                 --------------
                                                                    172,015,344
                                                                 --------------


_______________________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND   9


Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
Food-0.2%
Dean Foods Co.(a)*                                       408,000 $   14,018,880
                                                                 --------------
Household Products-1.9%
The Procter & Gamble Co.*                              2,242,400    121,425,960
                                                                 --------------
Tobacco-4.1%
Altria Group, Inc.*                                    3,250,000    211,217,500
Loews Corp.-Carolina Group*                            1,811,600     57,065,400
                                                                 --------------
                                                                    268,282,900
                                                                 --------------
Miscellaneous-0.7%
Fortune Brands, Inc.*                                    563,400     47,652,372
                                                                 --------------
                                                                    623,395,456
                                                                 --------------
HEALTH CARE-9.3%
Biotechnology-0.3%
Applera Corp. - Applied Biosystems Group*              1,037,100     21,986,520
                                                                 --------------
Drugs-2.3%
Eli Lilly & Co.                                          963,900     56,359,233
Forest Laboratories, Inc.(a)*                            942,400     33,624,832
Pfizer, Inc.                                           2,284,000     62,056,280
                                                                 --------------
                                                                    152,040,345
                                                                 --------------
Medical Products-2.9%
Beckman Coulter, Inc.*                                   375,000     25,016,250
Boston Scientific Corp.(a)                             5,557,600    164,393,808
                                                                 --------------
                                                                    189,410,058
                                                                 --------------
Medical Services-3.8%
Caremark Rx, Inc.(a)                                     498,800     19,976,940
Health Management Associates, Inc. Cl.A*               2,150,000     53,169,500
UnitedHealth Group, Inc.                                 550,000     51,980,500
WellPoint, Inc.(a)                                       975,000    124,556,250
                                                                 --------------
                                                                    249,683,190
                                                                 --------------
                                                                    613,120,113
                                                                 --------------
CAPITAL GOODS-8.1%
Electrical Equipment-1.6%
Emerson Electric Co.                                     890,300     55,795,101
Johnson Controls, Inc.                                   900,000     49,383,000
                                                                 --------------
                                                                    105,178,101
                                                                 --------------
Machinery-0.7%
Deere & Co.                                              187,100     11,701,234
Ingersoll-Rand Co. Cl.A (Bermuda)                        458,500     35,244,895
                                                                  --------------
                                                                     46,946,129
                                                                 --------------
Miscellaneous-5.8%
General Electric Co.                                   8,941,100    323,667,820
United Technologies Corp.                                550,000     55,946,000
                                                                 --------------
                                                                    379,613,820
                                                                 --------------
                                                                    531,738,050
                                                                 --------------


_______________________________________________________________________________
10   ALLIANCEBERNSTEIN GROWTH & INCOME FUND


                                                       Shares or
                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
UTILITIES-6.6%
Electric & Gas Utility-2.6%
Entergy Corp.*                                           654,400  $  47,967,520
Exelon Corp.                                             983,200     48,668,400
PPL Corp.                                                870,200     47,217,052
Sempra Energy*                                           582,500     23,521,350
                                                                 --------------
                                                                    167,374,322
                                                                 --------------
Telephone Utility-4.0%
BellSouth Corp.*                                       2,338,700     61,952,163
SBC Communications, Inc.                               3,807,500     90,618,500
Sprint Corp. (FON Group)*                              2,250,000     50,085,000
Verizon Communications, Inc.                           1,739,000     62,256,200
                                                                 --------------
                                                                    264,911,863
                                                                 --------------
                                                                    432,286,185
                                                                 --------------
BASIC INDUSTRY-2.5%
Chemicals-2.5%
Air Products & Chemicals, Inc.                         1,768,600    103,869,878
E.I. du Pont de Nemours & Co.                          1,250,000     58,887,500
                                                                 --------------
                                                                    162,757,378
                                                                 --------------
TRANSPORTATION-2.0%
Railroad-2.0%
Burlington Northern Santa Fe Corp.                       600,000     28,950,000
Union Pacific Corp.*                                   1,566,100    100,120,773
                                                                 --------------
                                                                    129,070,773
                                                                 --------------
Multi-Industry Companies-0.9%
3M Co.                                                   350,000     26,764,500
Danaher Corp.                                            598,300     30,291,929
                                                                 --------------
                                                                     57,056,429
                                                                 --------------
Consumer Manufacturing-0.8%
Building & Related-0.8%
American Standard Cos., Inc.                           1,199,900     53,647,529
                                                                 --------------
AEROSPACE & DEFENSE-0.3%
Aerospace-0.3%
General Dynamics Corp.                                   225,000     23,636,250
                                                                 --------------
Total Common Stocks
  (cost $5,792,093,436)                                           6,559,392,610
                                                                 --------------
SHORT-TERM INVESTMENT-1.4%
Time Deposit-1.4%
State Street Euro Dollar
  2.10%, 5/02/05
  (cost $89,816,000)                                 $    89,816     89,816,000
                                                                 --------------
Total Investment Before Security Lending
  Collateral-101.0%
  (cost $5,881,909,436)                                           6,649,208,610
                                                                 --------------


_______________________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND   11


                                                          Shares   U.S. $ Value
-------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED-7.0%
Short-Term Investment-7.0%
UBS Private Money Market Fund, LLC, 2.81%
  (cost $460,925,150)                                460,925,150 $  460,925,150
                                                                 --------------
Total Investments-108.0%
  (cost $6,342,834,586)                                           7,110,133,760
Other assets less liabilities-(8.0%)                               (524,978,368)
                                                                 --------------
Net Assets-100%                                                  $6,585,155,392
                                                                 ==============


* Represents entire or partial securities out on loan. See Note E for securities lending information.

(a) Non-income producing security.

    Glossary:

    ADR - American Depositary Receipt

    See notes to financial statements.


_______________________________________________________________________________
12   ALLIANCEBERNSTEIN GROWTH & INCOME FUND


STATEMENT OF ASSETS & LIABILITIES
April 30, 2005 (unaudited)


ASSETS
Investments in securities, at value (cost $6,342,834,586-
  including investments of cash collateral for securites
  loaned of $460,925,150)                                     $ 7,110,133,760(a)
Cash                                                                      622
Receivable for investment securities sold                          49,793,547
Dividends and interest receivable                                   9,351,911
Receivable for capital stock sold                                  11,518,226
Prepaid Expenses                                                      958,451
                                                              ---------------
Total assets                                                    7,181,756,517
                                                              ---------------
LIABILITIES
Payable for collateral on securities loaned                       460,925,150
Payable for investment securities purchased                       106,029,921
Payable for capital stock redeemed                                 25,129,923
Advisory fee payable                                                2,698,195
Transfer Agent fee payable                                            658,067
Distribution fee payable                                              673,993
Administrative fee payable                                              4,765
Accrued expenses and other liabilities                                481,111
                                                              ---------------
Total liabilities                                                 596,601,125
                                                              ---------------
Net Assets                                                    $ 6,585,155,392
                                                              ===============
COMPOSITION OF NET ASSETS
Capital stock, at par                                         $    18,389,739
Additional paid-in capital                                      6,748,658,587
Undistributed net investment income                                17,947,452
Accumulated net realized loss on investment
  transactions                                                   (967,139,560)
Net unrealized appreciation of investments                        767,299,174
                                                              ---------------
                                                              $ 6,585,155,392
                                                              ===============


CALCULATION OF MAXIMUM OFFERING PRICE PER SHARE

                                         Net Asset Value and:
                                         --------------------   Maximum
                              Shares     Offering  Redemption   Offering
Class       Net Assets     Outstanding     Price      Price      Price*
------------------------------------------------------------------------
A        $ 2,731,584,072   757,935,455       --      $ 3.60     $ 3.76
B        $ 1,994,999,102   563,142,363   $ 3.54          --         --
C        $   757,545,240   213,287,444   $ 3.55          --         --
Advisor  $ 1,100,865,607   304,563,848   $ 3.61      $ 3.61         --
R        $       142,264        39,516   $ 3.60      $ 3.60         --
K        $         9,589         2,657   $ 3.61      $ 3.61         --
I        $         9,518         2,639   $ 3.61      $ 3.61         --


* The maximum offering price per share for Class A shares includes a sales charge of 4.25%.

(a) Includes securities on loan with a value of $448,079,385 (see Note E).

See notes to financial statements.


_______________________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND   13


STATEMENT OF OPERATIONS
Six Months Ended April 30, 2005 (unaudited)


INVESTMENT INCOME
Dividends (net of foreign taxes
  withheld of $199,204)                           $ 90,477,811
Interest                                             1,369,559    $  91,847,370
                                                  ------------
EXPENSES
Advisory fee                                        16,622,944
Distribution fee--Class A                            4,096,422
Distribution fee--Class B                           10,984,644
Distribution fee--Class C                            4,129,211
Distribution fee--Class R                                  363
Distribution fee--Class K                                    4
Transfer agency                                      7,170,703
Printing                                               529,118
Custodian                                              290,262
Registration                                            85,825
Administrative                                          37,000
Audit                                                   30,733
Legal                                                   27,543
Directors' fees                                          7,942
Miscellaneous                                          165,083
                                                  ------------
Total expenses                                      44,177,797
Less: expense offset arrangement
  (see Note B)                                         (20,245)
                                                  ------------
Net expenses                                                         44,157,552
                                                                  -------------
Net investment income                                                47,689,818
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain on
  investment transactions                                           530,322,628
Net change in unrealized
  appreciation/depreciation
  of investments                                                   (286,094,644)
                                                                  -------------
Net gain on investment transactions                                 244,227,984
                                                                  -------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                 $ 291,917,802
                                                                  =============


See notes to financial statements


_______________________________________________________________________________
14   ALLIANCEBERNSTEIN GROWTH & INCOME FUND


STATEMENT OF CHANGES IN NET ASSETS


                                                   Six Months
                                                      Ended        Year Ended
                                                 April 30, 2005    October 31,
                                                   (unaudited)         2004
                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                         $    47,689,818   $    40,751,613
Net realized gain on investment
  transactions                                    530,322,628       474,985,201
Net change in unrealized
  appreciation/depreciation
  of investments                                 (286,094,644)      286,505,925
                                              ---------------   ---------------
Net increase in net assets
  from operations                                 291,917,802       802,242,739

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income
  Class A                                         (15,823,255)      (25,567,703)
  Class B                                          (4,834,738)       (2,385,391)
  Class C                                          (1,811,072)       (1,085,891)
  Advisor Class                                    (7,272,607)      (11,712,535)
  Class R                                                (631)             (281)
  Class K                                                 (29)               -0-
  Class I                                                 (34)               -0-
Net realized gain in investment transactions
  Class A                                                  -0-       (9,664,127)
  Class B                                                  -0-       (9,250,589)
  Class C                                                  -0-       (3,270,362)
  Advisor Class                                            -0-       (2,736,838)
  Class R                                                  -0-             (190)

CAPITAL STOCK TRANSACTIONS
Net decrease                                     (692,780,300)   (1,248,336,658)
                                              ---------------   ---------------
Total decrease                                   (430,604,864)     (511,767,826)

NET ASSETS
Beginning of period                             7,015,760,256     7,527,528,082
                                              ---------------   ---------------
End of period, (including undistributed
  net investment income of
  $17,947,452 and $0, respectively)           $ 6,585,155,392   $ 7,015,760,256
                                              ===============   ===============


See notes to financial statements


_______________________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND   15


NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)

NOTE A
SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or


_______________________________________________________________________________
16   ALLIANCEBERNSTEIN GROWTH & INCOME FUND


call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.


_______________________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND   17


3. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R, Class K, Class I and Advisor Class shares. Advisor Class shares have no distribution fees.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of .625% of the first $5 billion, .60% of the excess over $5 billion up to $7.5 billion, .575% of the excess over $7.5 billion up to $10 billion and .55% of the excess over $10 billion of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .55% of the first $2.5 billion, ..45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.


_______________________________________________________________________________
18   ALLIANCEBERNSTEIN GROWTH & INCOME FUND


Pursuant to the advisory agreement, the Fund paid $37,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 2005.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $3,825,623 for the six months ended April 30, 2005.

For the six months ended April 30, 2005, the Fund's expenses were reduced by $20,245 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the
"Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $34,372 from the sale of Class A shares and received $205, $1,291,433 and $38,576 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2005.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2005 amounted to $5,077,017, of which $845,899 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.


NOTE C
DISTRIBUTION SERVICES AGREEMENT

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares, 1% of the Portfolio's average daily net assets attributable to Class B and Class C shares, .50% of the Fund's average daily net assets attributable to Class R shares and .25% of the average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $52,164,554, $9,300,200, $1,183 and $-0- for Class B, Class C, Class R and
Class K shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreim-

_______________________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND   19


bursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D
INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2005, were as follows:

                                                 Purchases           Sales
                                              ===============   ===============
Investment securities (excluding
  U.S. government securities)                 $ 2,181,706,579   $ 2,666,394,007
U.S. government securities                                 -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows

Gross unrealized appreciation                                   $ 1,010,309,297
Gross unrealized depreciation                                      (243,010,123)
                                                                ---------------
Net unrealized appreciation                                     $   767,299,174
                                                                ===============

1. Option Transactions

For hedging purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call



_______________________________________________________________________________
20   ALLIANCEBERNSTEIN GROWTH & INCOME FUND


option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.


NOTE E
SECURITIES LENDING

The Fund has entered into a securities lending agreement with UBSWarburg LLC, (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restriction of the Fund. The Lending Agent will indemnify the Fund for any losses resulting from a borrower's failure to return a loaned security when due. As of April 30, 2005, the Fund had loaned securities with a value of $448,079,385 and received cash colateral which was invested in a money market fund at $460,925,150 as included in the accompanying portfolio of investments. For the six months ended April 30, 2005, the Fund earned fee income of $20,715 which is included in interest income in the accompanying statement of operations.


NOTE F
CAPITAL STOCK

There are 21,000,000,000 shares of $0.01 par value capital stock authorized, divided into seven classes, designated Class A, Class B, Class C, Advisor Class,

_______________________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND   21


Class R, Class K and Class I shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                            Shares                          Amount
              ------------------------------  ---------------------------------
              Six Months Ended    Year Ended  Six Months Ended       Year Ended
                April 30, 2005   October 31,    April 30, 2005      October 31,
                   (unaudited)          2004       (unaudited)             2004
-------------------------------------------------------------------------------
Class A
Shares sold         54,229,203   153,412,094    $  199,995,335  $   521,837,415
Shares issued in
  reinvestment of
  dividends and
  distributions      3,585,877     8,605,483        13,234,714       29,373,820
Shares converted
  from Class B      11,034,383    18,517,837        40,691,236       67,646,244
Shares redeemed   (141,811,597) (301,609,429)     (525,455,678)  (1,021,529,807)
Net decrease       (72,962,134) (121,074,015)   $ (271,534,393) $  (402,672,328)

Class B
Shares sold         13,616,904    44,172,973    $   49,363,114  $   148,272,127
Shares issued in
  reinvestment of
  dividends and
  distributions      1,068,427     2,689,566         3,879,287        9,036,857
Shares converted
  to Class A       (11,228,022)  (19,599,471)      (40,691,236)     (67,646,244)
Shares redeemed    (88,175,583) (202,334,322)     (319,545,168)    (674,882,211)
Net decrease       (84,718,274) (175,071,254)   $ (306,994,003) $  (585,219,471)

Class C
Shares sold          6,197,519    20,355,795    $   22,539,031  $    68,449,212
Shares issued in
  reinvestment of
  dividends and
  distributions        349,620       890,961         1,272,925        3,000,193
Shares redeemed    (36,702,575)  (91,108,413)     (133,308,785)    (304,621,318)
Net decrease       (30,155,436)  (69,861,657)   $ (109,496,829) $  (233,171,913)

Advisor Class
Shares sold         32,879,053    67,113,091    $  121,751,902  $   230,153,294
Shares issued in
  reinvestment of
  dividends and
  distributions      1,586,290     3,266,293         5,868,702       11,190,030
Shares redeemed    (35,793,119)  (78,912,981)     (132,386,391)    (268,762,799)
Net decrease        (1,327,776)   (8,533,597)   $   (4,765,787) $   (27,419,475)


_______________________________________________________________________________
22   ALLIANCEBERNSTEIN GROWTH & INCOME FUND


                            Shares                             Amount
              ------------------------------  ---------------------------------
                                 November 3,                        November 3,
              Six Months Ended    2003(a) to  Six Months Ended       2003(a) to
                April 30, 2005   October 31,    April 30, 2005      October 31,
                   (unaudited)          2004       (unaudited)             2004
-------------------------------------------------------------------------------
Class R
Shares sold              1,798        45,234    $        6,577  $       156,824
Shares issued in
  reinvestment of
  dividends and
  distributions            171           122               631              420
Shares redeemed         (4,630)       (3,179)          (16,568)         (10,715)
Net increase
  (decrease)            (2,661)       42,177    $       (9,360) $       146,529

                      March 1,                        March 1,
                    2005(a) to                      2005(a) to
                April 30, 2005                  April 30, 2005
                   (unaudited)                     (unaudited)
--------------------------------------------------------------------------------
Class K
Shares sold              2,657                  $       10,072
Net increase             2,657                  $       10,072

Class I
Shares sold              2,639                  $       10,000
Net increase             2,639                  $       10,000


(a)  Commencement of distributions.


NOTE G
RISKS INVOLVED IN INVESTING IN THE FUND

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. Government.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnifications provisions and expects the risk of loss thereunder to be remote.


_______________________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND   23


NOTE H
JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2005.


NOTE I
DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending October 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2004 and October 31, 2003 were as follows:

                                      2004             2003
                                 -------------    -------------
Distributions paid from:
  Ordinary income                $  65,673,907    $  42,112,958
                                 -------------    -------------
Total taxable distributions         65,673,907       42,112,958
Tax return of capital                        0       30,221,660
                                 -------------    -------------
Total distributions paid         $  65,673,907    $  72,334,618
                                 =============    =============

As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses           $ (1,493,053,118)(a)
Unrealized appreciation/(depreciation)            1,048,984,748(b)
                                               ----------------
Total accumulated earnings/(deficit)           $   (444,068,370)
                                               ================

(a) On October 31, 2004, the Fund had a net capital loss carryforward of $1,493,053,118, of which $910,043,172 expires in the year 2010 and $583,009,946 expires in the year 2011. Future realized gains offset by the loss carryforwards are not required to be distributed to shareholders. However, under the Fund's distribution policy, such gains may be distributed to shareholders in the year the gains are realized. Any such gains distributed may be taxable to shareholders. During the fiscal year, the Fund utilized capital loss carryforwards of $432,842,674.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


NOTE J
LEGAL PROCEEDINGS

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting in-

_______________________________________________________________________________
24   ALLIANCEBERNSTEIN GROWTH & INCOME FUND


vestigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

    (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

   (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004 the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters

_______________________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND   25


with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions.


_______________________________________________________________________________
26   ALLIANCEBERNSTEIN GROWTH & INCOME FUND


The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquires described above.

On June 22, 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


_______________________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND   27


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Class A
                                          ------------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                       Year Ended October 31,
                                                2005     ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $3.48        $3.15        $2.60        $3.42        $4.07        $3.70

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .03          .03(b)       .03          .03          .02          .04
Net realized and unrealized gain (loss)
  on investment transactions                     .10          .34          .56         (.71)        (.39)         .54
Net increase (decrease) in net
  asset value from operations                    .13          .37          .59         (.68)        (.37)         .58

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net
  investment income                             (.01)        (.03)        (.02)        (.02)        (.04)        (.04)
Tax return of capital                             -0-          -0-        (.02)        (.02)          -0-          -0-
Distributions from net realized
  gain on investment transactions                 -0-        (.01)          -0-        (.10)        (.24)        (.17)
Total dividends and distributions               (.01)        (.04)        (.04)        (.14)        (.28)        (.21)
Net asset value, end of period                 $3.60        $3.48        $3.15        $2.60        $3.42        $4.07

TOTAL RETURN
Total investment return based
  on net asset value(c)                         4.01%       11.77%       22.89%      (20.89)%      (9.49)%      16.76%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                         $2,731,584   $2,893,373   $3,003,001   $2,553,700   $2,914,367   $2,128,381
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .98%(e)     1.02%        1.22%        1.14%        1.09%         .91%
  Expenses, before waivers/
    reimbursements                               .98%(e)     1.13%        1.22%        1.14%        1.09%         .91%
  Net investment income                         1.62%(e)      .85%(b)      .94%         .83%         .64%         .96%
Portfolio turnover rate                           32%          48%          43%          75%          67%          53%


See footnote summary on page 34.


_______________________________________________________________________________
28   ALLIANCEBERNSTEIN GROWTH & INCOME FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                               Class B
                                         ------------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                    Year Ended October 31,
                                                2005     ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $3.42        $3.11        $2.56        $3.37        $4.02        $3.66

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)                  .02           -0-(b)(d)   .01           -0-(d)       -0-(d)      .01
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .10          .33          .56         (.69)        (.39)         .54
Net increase (decrease) in net
  asset value from operations                    .12          .33          .57         (.69)        (.39)         .55

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net
  investment income                               -0-(d)     (.01)        (.01)        (.01)        (.02)        (.02)
Tax return of capital                             -0-          -0-        (.01)        (.01)          -0-          -0-
Distributions from net realized
  gain on investment transactions                 -0-        (.01)          -0-        (.10)        (.24)        (.17)
Total dividends and distributions                 -0-        (.02)        (.02)        (.12)        (.26)        (.19)
Net asset value, end of period                 $3.54        $3.42        $3.11        $2.56        $3.37        $4.02

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.74%       10.49%       22.19%      (21.52)%     (10.22)%      15.93%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                         $1,994,999   $2,218,606   $2,555,235   $2,484,499   $3,360,119   $2,567,250
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.72%(e)     1.77%        1.97%        1.88%        1.84%        1.67%
  Expenses, before waivers/
    reimbursements                              1.72%(e)     1.88%        1.97%        1.88%        1.84%        1.67%
  Net investment income (loss)                   .89%(e)      .10%(b)      .19%         .07%        (.11)%        .20%
Portfolio turnover rate                           32%          48%          43%          75%          67%          53%


See footnote summary on page 34.


_______________________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND   29


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Class C
                                         ------------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                              April 30,                     Year Ended October 31,
                                                2005     ---------------------------------------------------------------
                                            (unaudited)      2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $3.43        $3.11        $2.57        $3.37        $4.02        $3.66

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)                  .02           -0-(b)(d)   .01           -0-(d)       -0-(d)      .01
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .10          .34          .55         (.68)        (.39)         .54
Net increase (decrease) in net
  asset value from operations                    .12          .34          .56         (.68)        (.39)         .55

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net
  investment income                               -0-(d)     (.01)        (.01)        (.01)        (.02)        (.02)
Tax return of capital                             -0-          -0-        (.01)        (.01)          -0-          -0-
Distributions from net realized
  gain on investment transactions                 -0-        (.01)          -0-        (.10)        (.24)        (.17)
Total dividends and distributions                 -0-        (.02)        (.02)        (.12)        (.26)        (.19)
Net asset value, end of period                 $3.55        $3.43        $3.11        $2.57        $3.37        $4.02

TOTAL RETURN
Total investment return based
  on net asset value(c)                         3.73%       10.82%       21.71%      (21.21)%     (10.23)%      15.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $757,545     $835,755     $975,038     $960,176   $1,233,033     $825,572
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.71%(e)     1.75%        1.95%        1.86%        1.83%        1.66%
  Expenses, before waivers/
    reimbursements                              1.71%(e)     1.86%        1.95%        1.86%        1.83%        1.66%
  Net investment income (loss)                   .90%(e)      .12%(b)      .21%         .09%        (.10)%        .21%
Portfolio turnover rate                           32%          48%          43%          75%          67%          53%


See footnote summary on page 34.


_______________________________________________________________________________
30   ALLIANCEBERNSTEIN GROWTH & INCOME FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                           Advisor Class
                                          ------------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             April 30,                    Year Ended October 31,
                                                2005     ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $3.49        $3.16        $2.61        $3.43        $4.08        $3.71

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .03          .04(b)       .04          .04          .03          .05
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .10          .34          .56         (.71)        (.39)         .54
Net increase (decrease) in net
  asset value from operations                    .13          .38          .60         (.67)        (.36)         .59

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net
  investment income                             (.01)        (.04)        (.03)        (.02)        (.05)        (.05)
Tax return of capital                             -0-          -0-        (.02)        (.03)          -0-          -0-
Distributions from net realized
  gain on investment transactions                 -0-        (.01)          -0-        (.10)        (.24)        (.17)
Total dividends and distributions               (.01)        (.05)        (.05)        (.15)        (.29)        (.22)
Net asset value, end of period                 $3.61        $3.49        $3.16        $2.61        $3.43        $4.08

TOTAL RETURN
Total investment return based
  on net asset value(b)                         4.11%       12.00%       23.15%      (20.62)%      (9.27)%      16.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                         $1,100,866   $1,067,879     $994,254     $681,620     $700,348     $185,754
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .70%(e)      .73%         .94%         .86%         .84%         .65%
  Expenses, before waivers/
    reimbursements                               .70%(e)      .84%         .94%         .86%         .84%         .65%
  Net investment income                         1.88%(e)     1.13%(b)     1.22%        1.10%         .87%        1.21%
Portfolio turnover rate                           32%          48%          43%          75%          67%          53%


See footnote summary on page 34.


_______________________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND   31


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                  Class R
                                          -------------------------
                                           Six Months
                                              Ended     November 3,
                                            April 30,   2003(f) to
                                              2005      October 31
                                          (unaudited)      2004
                                         ------------  ------------
Net asset value, beginning of period           $3.49        $3.17

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .02          .02(b)
Net realized and unrealized gain
  on investment transactions                     .10          .32
Net increase in net asset
  value from operations                          .12          .34

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.01)        (.02)
Distributions from net realized gain
  on investment transactions                      -0-        (.01)
Total dividends and distributions               (.01)        (.03)
Net asset value, end of period                 $3.60        $3.48

TOTAL RETURN
Total investment return based on
  net asset value(c)                            3.90%       10.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                               $142         $147
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.22%(e)     1.16%(e)
  Expenses, before waivers/
    reimbursements                              1.22%(e)     1.27%(e)
  Net investment income                         1.33%(e)      .67%(e)
Portfolio turnover rate                           32%          48%(b)


See footnote summary on page 34.


_______________________________________________________________________________
32   ALLIANCEBERNSTEIN GROWTH & INCOME FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout The Period


                                             Class K
                                           ------------
                                             March 1,
                                            2005(f) to
                                             April 30,
                                               2005
                                           (unaudited)
                                           -----------
Net asset value, beginning of period           $3.79

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .02
Net realized and unrealized loss
  on investment transactions                    (.19)
Net increase in net asset
  value from operations                         (.17)

LESS: DIVIDENDS
Dividends from net investment income            (.01)
Total dividends                                 (.01)
Net asset value, end of period                 $3.61

TOTAL RETURN
Total investment return based
  on net asset value(c)                        (4.46)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                                $10
Ratio to average net assets of:
  Expenses                                       .77%(e)
  Net investment income                          .85%(e)
Portfolio turnover rate                           32%


See footnote summary on page 34.


_______________________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND   33


Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                             Class I
                                           -----------
                                             March 1,
                                            2005(f) to
                                            April 30,
                                               2005
                                           (unaudited)
                                           -----------
Net asset value, beginning of period           $3.79

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                         .02
Net realized and unrealized loss
  on investment transactions                    (.19)
Net increase in net asset
  value from operations                         (.17)

LESS: DIVIDENDS
Dividends from net investment income            (.01)
Total dividends                                 (.01)
Net asset value, end of period                 $3.61

TOTAL RETURN
Total investment return based
  on net asset value(c)                        (4.41)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                                $10
Ratio to average net assets of:
  Expenses                                       .58%(e)
  Net investment income                         1.05%(e)
Portfolio turnover rate                           32%


(a)  Based on average shares outstanding.

(b)  Net of expenses waived by the Adviser and the Transfer Agent.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Amouunt is less than $.005.

(e)  Annualized.

(f)  Commencement of distributions.

_______________________________________________________________________________
34   ALLIANCEBERNSTEIN GROWTH & INCOME FUND


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS(2)

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Frank V. Caruso, Senior Vice President
Paul C. Rissman, Senior Vice President
Craig Ayers, Vice President
Thomas J. Bardong, Vice President
Aryeh Glatter, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110


Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105


Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672


Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017


(1) Member of the Audit Committee, Governance and Nominating Committee and the Independent Directors Committee.

(2) The management of and investment decisions for the Fund are made by the Adviser's Relative Value Investment Team. While the members of the team work jointly to determine the investment strategy, including security selection, for the Funds, Mr. Frank Caruso, CIO of the Adviser's Relative Value Investment Team, is primarily responsible for the day-to-day management of the Fund.


_______________________________________________________________________________
ALLIANCEBERNSTEIN GROWTH & INCOME FUND   35


ALLIANCEBERNSTEIN FAMILY OF FUNDS


Wealth Strategies Funds
-------------------------------------------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy


Blended Style Funds
-------------------------------------------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio


Growth Funds
-------------------------------------------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*


Value Funds
-------------------------------------------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund


Taxable Bond Funds
-------------------------------------------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio


Municipal Bond Funds
-------------------------------------------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia


Intermediate Municipal Bond Funds
-------------------------------------------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York


Closed-End Funds
-------------------------------------------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research GrowthFund. On July 8, 2005, New Europe Fund will merge into International Research Growth Fund.

**   An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

_______________________________________________________________________________
36   ALLIANCEBERNSTEIN GROWTH & INCOME FUND


ALLIANCEBERNSTEIN GROWTH & INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management

GTHSR0405




ITEM 2.     CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.


ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders


ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.


ITEM 6.     SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.


ITEM 9.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund?s Board of Directors since the Fund last provided disclosure in response to this item.


ITEM 10.     CONTROLS AND PROCEDURES.

(a) The registrant?s principal executive officer and principal financial officer have concluded that the registrant?s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant?s internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 11.     EXHIBITS.

The following exhibits are attached to this Form N-CSR:

             EXHIBIT NO.     DESCRIPTION OF EXHIBIT
             -----------     -------------------------------------------------

             11 (b) (1)      Certification of Principal Executive Officer
                             Pursuant to Section 302 of the Sarbanes-Oxley
                             Act of 2002

             11 (b) (2)      Certification of Principal Financial Officer
                             Pursuant to Section 302 of the Sarbanes-Oxley
                             Act of 2002

             11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to
                             Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:  /s/ Marc O. Mayer
     -----------------
     Marc O. Mayer
     President

Date:    June 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Marc O. Mayer
     -----------------
     Marc O. Mayer
     President

Date:    June 29, 2005


By:  /s/ Mark D. Gersten
     --------------------
     Mark D. Gersten
     Treasurer and Chief Financial Officer

Date:    June 29, 2005